Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

19. Revenue

The following table presents revenue disaggregated by contract type:

	Year Ended December 31, 2024
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	128,008	—	128,008
—Distribution	—	266,836	266,836
Services—Commercialization of Marketed Products	52,485	—	52,485
—Research and development	471	—	471
License & Collaborations—Services	57,968	—	57,968
—Royalties	71,041	—	71,041
—Licensing	43,000	—	43,000
—Manufacturing supply	10,392	—	10,392
	363,365	266,836	630,201

Third parties	362,894	262,982	625,876
Related parties (Note 23(i))	471	3,854	4,325
	363,365	266,836	630,201

	Year Ended December 31, 2023
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	83,087	—	83,087
—Distribution	—	309,383	309,383
Services—Commercialization of Marketed Products	48,608	—	48,608
—Research and development	481	—	481
License & Collaborations—Services	80,397	—	80,397
—Royalties	32,470	—	32,470
—Licensing	278,855	—	278,855
—Manufacturing supply	4,718	—	4,718
	528,616	309,383	837,999

Third parties	528,135	301,119	829,254
Related parties (Note 23(i))	481	8,264	8,745
	528,616	309,383	837,999

	Year Ended December 31, 2022
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	57,057	—	57,057
—Distribution	—	262,565	262,565
Services—Commercialization of Marketed Products	41,275	—	41,275
—Research and development	507	—	507
License & Collaborations—Services	23,741	—	23,741
—Royalties	26,310	—	26,310
—Licensing	14,954	—	14,954
	163,844	262,565	426,409

Third parties	163,337	257,272	420,609
Related parties (Note 23(i))	507	5,293	5,800
	163,844	262,565	426,409

The following table presents liability balances from contracts with customers:

	December 31,
	2024	2023

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	50,007	57,566
Current—Other Ventures segment (note (b))	64	73
	50,071	57,639
Non-current—Oncology/Immunology segment (note (a))	48,432	69,480
Total deferred revenue (note (c) and (d))	98,503	127,119

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	50,071	57,639
Between 1 to 2 years	39,288	32,797
Between 2 to 3 years	4,084	30,918
Between 3 to 4 years	1,095	844
Later than 4 years	3,965	4,921
	98,503	127,119

(d)	As at January 1, 2024, deferred revenue was US$127.1 million, of which US$42.1 million was recognized during the year ended December 31, 2024.

License and collaboration agreement with Takeda Pharmaceuticals

On January 23, 2023, the Group and Takeda Pharmaceuticals International AG (“Takeda”) entered into an exclusive out-licensing agreement (the “Takeda Agreement”) in territories outside of Mainland China, Hong Kong and Macau (the “Territory”) to further the global development, commercialization and manufacturing of Fruzaqla, also known as fruquintinib, a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Takeda Agreement, the Group is entitled to receive a series of payments up to US$1.13 billion, including upfront, regulatory, development and commercial sales milestone payments, plus royalties on net sales in the Territory. Fruzaqla was successfully approved for commercialization in the US in November 2023, which triggered a regulatory approval milestone of US$35 million. For the year ended December 31, 2024, Takeda has delivered over US$200 million in net sales of Fruzaqla, which triggered a commercial sales milestone of US$20 million. Following the regulatory and first pricing approval of Fruzaqla in Japan in November 2024 and the regulatory approval and the first national reimbursement recommendation in Europe in December 2024, regulatory approval milestone payments of US$5 million and US$10 million were triggered respectively.

Upfront and cumulative milestone payments according to the Takeda Agreement achieved up to December 31, 2024 are summarized as follows:

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payments achieved	50,000
Commercial sales milestone payment achieved	20,000

Note: As of December 31, 2024, US$310.9 million of the upfront payment, US$49.2 million of the regulatory approval milestone payments and US$20.0 million of the commercial sales milestone payment were recognized as revenue, including US$30.9 million, US$17.2 million and US$20.0 million respectively during the year ended December 31, 2024.

The Takeda Agreement has the following material performance obligations: (1) the licenses for the development and commercialization of Fruzaqla in the Territory and the manufacture of Fruzaqla for use in the Territory, (2) manufacturing supply and (3) services for research and development including ongoing clinical trials and regulatory submissions and manufacturing technology transfer.

The transaction price for these performance obligations includes the upfront payment, service cost reimbursements, milestone payments and sales-based royalties. Milestone payments are not included in the transaction price until they become probable that a significant reversal of revenue would not occur, which is generally when the criteria to receive the specified milestone are achieved.

The allocation of the transaction price to each relevant performance obligation was based on the relative standalone selling price of each performance obligation determined at the inception of the contract. Variable consideration is allocated entirely to a performance obligation or to a distinct good or service that forms part of a single performance obligation if the terms of the variable consideration relate to the satisfaction of the respective performance obligation and the amount allocated is consistent with the amount expected to be received for the satisfaction of the respective performance obligation. The standalone selling price of the licenses for the development and commercialization of Fruzaqla in the Territory and the manufacture of Fruzaqla for use in the Territory and manufacturing supply was determined using a discounted cash flow method based on the probability-weighted present value of forecasted cash flows associated with out-licensing Fruzaqla in the Territory, and the standalone selling price of the services for research and development of ongoing clinical trials, regulatory submissions and manufacturing technology transfer was determined using a cost plus margin approach based on the present value of estimated future service costs plus a reasonable margin. Significant assumptions included in the determination of the standalone selling prices for each performance obligation identified including forecasted revenue, probabilities of regulatory approvals, estimated future service costs, margin rates and discount rates. Based on these estimations, proportionate amounts of transaction price to be allocated to the licenses, and other performance obligations were 62% and 38% respectively at contract inception. Control of the licenses to Fruzaqla was transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Manufacturing supply is recognized at a point in time when the control of the goods is transferred. Services are performed over the term of the Takeda Agreement and amounts allocated are recognized over time using a percentage-of-completion method. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

Revenue recognized under the Takeda Agreement is as follows:

	Year Ended December 31,
	2024	2023

	(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	51,378	5,053
—Allocated from upfront payment	10,392	4,718
Services —Research and development	18,949	33,892
—Allocated from upfront and milestone payments	25,384	28,494
Royalties—Marketed Products	39,386	2,092
Licensing—Allocated from upfront and milestone payments	32,300	278,855
	177,789	353,104

License and collaboration agreement with Eli Lilly

On October 8, 2013, the Group entered into a licensing, co-development and commercialization agreement in China with Eli Lilly and Company (“Lilly”) relating to Elunate (“Lilly Agreement”), as the China brand name for fruquintinib. Under the terms of the Lilly Agreement, the Group is entitled to receive a series of payments up to US$86.5 million, including upfront payments and development and regulatory approval milestones. Development costs after the first development milestone are shared between the Group and Lilly. Elunate was successfully commercialized in China in November 2018, and the Group receives tiered royalties in the range of 15% to 20% on all sales in China.

In December 2018, the Group entered into various amendments to the Lilly Agreement (the “2018 Amendment”). Under the terms of the 2018 Amendment, the Group is entitled to determine and conduct future life cycle indications (“LCI”) development of Elunate in China beyond the three initial indications specified in the Lilly Agreement and will be responsible for all associated development costs. In return, the Group will receive additional regulatory approval milestones of US$20 million for each LCI approved, for up to three LCI or US$60 million in aggregate, and will increase tiered royalties to a range of 15% to 29% on all Elunate sales in China upon the commercial launch of the first LCI. Additionally, through the 2018 Amendment, Lilly has provided consent, and freedom to operate, for the Group to enter into joint development collaborations with certain third-party pharmaceutical companies to explore combination treatments of Elunate and various immunotherapy agents. The 2018 Amendment also provided the Group rights to promote Elunate in provinces that represent 30% to 40% of the sales of Elunate in China upon the occurrence of certain commercial milestones by Lilly. Such rights were further amended below.

In July 2020, the Group entered into an amendment to the Lilly Agreement (the “2020 Amendment”) relating to the expansion of the Group’s role in the commercialization of Elunate across all of China. Under the terms of the 2020 Amendment, the Group is responsible for providing promotion and marketing services, including the development and execution of all on-the-ground medical detailing, promotion and local and regional marketing activities, in return for service fees on sales of Elunate made by Lilly. In October 2020, the Group commenced such promotion and marketing services. In addition, development and regulatory approval milestones for an initial indication under the Lilly Agreement were increased by US$10 million in lieu of cost reimbursement.

Upfront and cumulative milestone payments according to the Lilly Agreement achieved up to December 31, 2024 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

The Lilly Agreement has the following performance obligations: (1) the license for the commercialization rights to Elunate and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Elunate and the research and development services were 90% and 10% respectively. Control of the license to Elunate transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using a percentage-of-completion method. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

The 2018 Amendment is a separate contract as it added distinct research and development services for the LCIs to the Lilly Agreement. The 2020 Amendment related to the promotion and marketing services is a separate contract as it added distinct services to the Lilly Agreement. Such promotion and marketing services are recognized over time based on amounts that can be invoiced to Lilly. The 2020 Amendment related to the additional development and regulatory approval milestone amounts is a modification as it only affected the transaction price of research and development services for a specific indication under the Lilly Agreement, and therefore, such additional milestone amounts will be included in the transaction price accounted under the Lilly Agreement once the specified milestones are achieved.

Revenue recognized under the Lilly Agreement and subsequent amendments is as follows:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Goods—Invoiced Marketed Products sales	15,826	16,966	14,407
Services—Commercialization of Marketed Products	52,485	48,608	41,275
—Research and development	230	2,828	8,031
—Allocated from upfront and milestone payments	—	12	23
Royalties—Marketed Products	18,022	16,560	13,954
	86,563	84,974	77,690

License and collaboration agreement with AstraZeneca

On December 21, 2011, the Group and AstraZeneca AB (publ) (“AZ”) entered into a global licensing, co-development, and commercialization agreement for Orpathys (“AZ Agreement”), also known as savolitinib, a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer. Under the terms of the AZ Agreement, the Group is entitled to receive a series of payments up to US$140 million, including upfront payments and development and first-sale milestones. Additionally, the AZ Agreement contains possible significant future commercial sale milestones. Development costs for Orpathys in China will be shared between the Group and AZ, with the Group continuing to lead the development in China. AZ will lead and pay for the development of Orpathys for the rest of the world. Orpathys was successfully commercialized in China in July 2021, and the Group receives fixed royalties of 30% based on all sales in China. Should Orpathys be successfully commercialized outside China, the Group would receive tiered royalties from 9% to 13% on all sales outside of China.

In August 2016 (as amended in December 2020), the Group entered into an amendment to the AZ Agreement whereby the Group shall pay the first approximately US$50 million of phase III clinical trial costs related to developing Orpathys for renal cell carcinoma (“RCC”), and remaining costs will be shared between the Group and AZ. Subject to approval of Orpathys in RCC, the Group would receive additional tiered royalties on all sales outside of China, with the incremental royalty rates determined based on actual sharing of development costs. In November 2021, the Group entered into an additional amendment which revised the sharing between the Group and AZ of development costs for Orpathys in China for non-small cell lung cancer (“NSCLC”), as well as adding potential development milestones.

Upfront and cumulative milestone payments according to the AZ Agreement achieved up to December 31, 2024 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved (note)	46,000
First-sale milestone payment achieved	25,000

Note: In December 2024, a new drug application for savolitinib in combination with osimertinib for the treatment of NSCLC was accepted by the China National Medical Products Administration, which triggered a development milestone payment of US$6 million.

The AZ Agreement has the following performance obligations: (1) the license for the commercialization rights to Orpathys and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Orpathys and the research and development services were 95% and 5% respectively. Control of the license to Orpathys transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using a percentage-of-completion method.

Revenue recognized under the AZ Agreement and subsequent amendments is as follows:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Goods—Invoiced Marketed Products sales	10,874	15,013	9,904
Services—Research and development	13,072	14,993	14,106
—Allocated from upfront and milestone payments	333	77	361
Royalties—Marketed Products	13,633	13,818	12,356
Licensing—Allocated from upfront and milestone payments	5,700	—	14,954
	43,612	43,901	51,681